CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 64,789	$ 83,245
Prepaid expenses	0	9,721
Total current assets	64,789	92,966
Right to use asset	310,361	0
Construction in progress	417,082	0
Fixed assets, net of accumulated depreciation of $1,572 and $0	6,282	7,854
Total Assets	798,514	100,820
Current liabilities
Accounts payable and accrued liabilities	1,069,331	648,714
Accrued interest	137,522	82,870
Derivative liabilities	807,682	1,488,423
Lease liability – operating leases, current portion	8,905	0
Convertible notes payable, net of discount of $756,795 and $646,888	317,405	77,112
Convertible note payable, in default	122,166	122,166
SBA Loan Payable	460,406	0
Other current liabilities	95,256	0
Preferred stock dividends payable	9,967	0
Total current liabilities	3,028,640	2,419,285
Lease Liability	312,099	0
Total Liabilities	3,340,739	2,419,285
Commitments and contingencies
Stockholders' equity (deficit)
Common Stock, $0.01 par value, 500,000,000 shares authorized, 155,381,183 and 81,268,443 shares issued and outstanding as of December 31, 2020 and 2019, respectively	1,553,812	812,684
Additional paid-in capital	10,340,821	8,407,977
Stock payable	0	37,186
Accumulated deficit	(14,437,168)	(11,576,574)
Total (deficiency in) stockholders' equity	(2,542,225)	(2,318,465)
Total liabilities and stockholders' equity	798,514	100,820
Series A Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock, Series A, $0.01 par value, 4,800 and 0 shares issued and outstanding as of December 31, 2020 and 2019	48	0
Preferred Stock, Series X, $0.01 par value, 26,227 shares issued and outstanding as of December 31, 2020 and 2019	48	0
Series X Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock, Series A, $0.01 par value, 4,800 and 0 shares issued and outstanding as of December 31, 2020 and 2019	262	262
Preferred Stock, Series X, $0.01 par value, 26,227 shares issued and outstanding as of December 31, 2020 and 2019	$ 262	$ 262